Employee Benefit Plan Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Description of Defined Contribution Pension and Other Postretirement Plans	For the three years ended December 31, 2012, the plan provided for a dollar for dollar matching contribution by the Partnership of up to 4% of an employee's contribution and 50% of additional contributions up to an additional 2%. Additionally, the Partnership may, at its sole discretion and election, contribute up to 6% of a participating employee's base salary annually, subject to vesting requirements.
Defined Contribution Plan, Cost Recognized	$ 1.2	$ 0.8	$ 0.3